DETAILS OF CASH FROM OPERATING ACTIVITIES (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Share Plan	Jun. 30, 2011 Class B Subordinate Voting Share	Jun. 30, 2011 Stronach shareholder	Dec. 31, 2011 Stronach shareholder	Jun. 30, 2011 Stronach shareholder Class B Subordinate Voting Share	Dec. 31, 2011 Stronach shareholder Class B Subordinate Voting Share	Apr. 30, 2010 MEC Transferred Assets
Non-cash investing and financing activities
Amount of outstanding MEC loans								$ 347.1
Cash payments								$ 90.5
Number of shares purchased for cancellation	83,000		183,999	363,414	363,414	363,414	363,414
Common shares issued under the Company's Share Plan		15,000